Unaudited Condensed Consolidated Interim Income Statement - GBP (£) £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Profit or loss [abstract]
Revenue	[1]	£ 5,582.7		£ 6,368.2	[2]	£ 13,234.1
Costs of services	[1]	(4,804.7)		(5,328.8)	[2]	(10,825.1)
Gross profit	[1]	778.0		1,039.4	[2]	2,409.0
General and administrative costs	[1]	(3,195.3)		(443.1)	[2],[3]	(1,113.1)
Operating (loss)/profit		(2,417.3)	[1]	596.3	[2]	1,295.9 [1]
Share of results of associates	[1]	(51.9)		1.5	[2]	14.7
(Loss)/profit before interest and taxation	[1]	(2,469.2)		597.8	[2]	1,310.6
Finance and investment income	[1]	51.2		41.8	[2]	99.0
Finance costs	[1]	(157.3)		(180.1)	[2]	(359.1)
Revaluation and retranslation of financial instruments	[1]	(268.6)		(31.4)	[2]	163.8
(Loss)/profit before taxation	[1]	(2,843.9)		428.1	[2]	1,214.3
Taxation	[1]	(24.0)		(109.3)	[2],[4]	(275.0)
(Loss)/profit for the period from continuing operations	[1]	(2,867.9)		318.8	[2]	939.3
Profit for the period from discontinued operations	[1]	3.1		49.7	[2]	10.8
(Loss)/profit for the period	[1]	(2,864.8)		368.5		950.1
Attributable to:
Continuing operations	[1]	(2,889.0)		288.3	[2]	860.1
Discontinued operations	[1]	(6.8)		43.2	[2]	(3.8)
Total Equity holders of the parent	[1]	(2,895.8)		331.5	[2]	856.3
Continuing operations	[1]	21.1		30.5	[2]	79.2
Discontinued operations	[1]	9.9		6.5	[2]	14.6
Non-controlling interests	[1]	31.0		37.0	[2]	93.8
(Loss)/profit for the period	[1]	£ (2,864.8)		£ 368.5		£ 950.1
Earnings per share
Basic earnings per ordinary share	[1]	£ (2.364)		£ 0.265		£ 0.685
Diluted earnings per ordinary share	[1]	(2.364)		0.263		0.679
Basic earnings (loss) per share from continuing operations	[1]	(2.359)		0.230		0.688
Diluted earnings (loss) per share from continuing operations	[1]	£ (2.359)		£ 0.229		£ 0.682

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.
[4]	Figures for the period ended 30 June 2019 figures have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.